TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense	0	0	0	0
China	0	0	0	0
Other jurisdictions	0	0	0	0
Deferred taxation	135,199,657	134,391,290	(21,011,979)	(3,386,516)
China	62,228,916	70,063,810	(62,051,840)	(10,000,941)
Other jurisdictions	72,970,741	64,327,480	41,039,861	6,614,425
Change in valuation allowance	(135,199,657)	(134,391,290)	21,011,979	3,386,516
China	(62,228,916)	(70,063,810)	62,051,840	10,000,941
Other jurisdictions	(72,970,741)	(64,327,480)	(41,039,861)	(6,614,425)

Income tax (expense) benefit	0	0	0	0

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2014
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	0%	(2%)	10%
Effect of future tax rate change	0%	1%	(1%)
Change of prior year deferred tax assets	0%	1%	(0%)
Change of valuation allowance	(25%)	(24%)	(16%)
(Income) not subject to tax and non-deductible expenses, net	0%	0%	2%
Effect of expired net operating loss	0%	(1%)	(20%)

Effective EIT rate	0%	0%	0%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	5,253,922	1,926,262	310,457
Temporary differences related to provision for advances to suppliers	2,823,625	1,621,968	261,414
Temporary differences related to provision for doubtful accounts	5,803,170	191,012	30,785
Other	6,243,042	5,609,162	904,033

Total current deferred tax assets	20,123,759	9,348,404	1,506,689
Less: Valuation allowance	(20,123,759)	(9,348,404)	(1,506,689)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	6,858,606	11,710,677	1,887,418
Startup expenses and advertising fee	25,529,967	25,761,300	4,151,968
Temporary differences related to research and development credits	981,601	988,010	159,238
Temporary differences related to equity investment	7,455,610	1,795,745	289,422
Foreign tax credits	15,059,343	15,113,930	2,435,923
Temporary differences related to provision for prepayment for equipment	9,481,941	5,000,000	805,854
Tax loss carry forwards	497,443,970	492,204,751	79,329,006

Total non-current deferred tax assets	562,811,038	552,574,413	89,058,829
Less: Valuation allowance	(562,811,038)	(552,574,413)	(89,058,829)
Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,343,060	5,362,427	864,266

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2014
	RMB	RMB	US$
			(Note 3)
Balance at January 1	448,543,507	582,934,797	93,952,035
Increase (decrease) in valuation allowance	134,391,290	(21,011,979)	(3,386,516)

Balance at December 31	582,934,797	561,922,818	90,565,519